SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Deposits held with banks	$ 250,000		$ 250,000		$ 250,000
Cash equivalents					0	$ 0
Revenue					$ 8,500
Common stock equivalent shares excluded from calculation of anti-dilutive effect				0	4,500,664	0
Stock Options [Member]
Product Information [Line Items]
Common stock equivalent shares excluded from calculation of anti-dilutive effect			4,500,664
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk, percentage					100.00%
Consulting Services [Member]
Product Information [Line Items]
Revenue					$ 8,500	$ 0
Property, Plant and Equipment [Member] | Minimum [Member]
Product Information [Line Items]
Estimated useful lives					3 years
Property, Plant and Equipment [Member] | Maximum [Member]
Product Information [Line Items]
Estimated useful lives					7 years